INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Income (loss) before income taxes
Canada	(61,880)	(31,896)	5,922
United States	8,319	(113,262)	66,431
PRC including Hong Kong and Taiwan	204,632	189,398	(32,716)
Japan	29,335	50,642	54,770
Other	28,215	50,381	51,313
	208,621	145,263	145,720
Current tax expense (benefit)
Canada	(3,420)	36,226	(1,124)
United States	(4,803)	(71,421)	15,937
PRC including Hong Kong and Taiwan	44,622	30,276	47,356
Japan	13,229	18,941	24,047
Other	7,057	8,233	16,865
	56,685	22,255	103,081
Deferred tax expense (benefit)
Canada	(6,558)	(10,792)	685
United States	(2,412)	23,173	(1,604)
PRC including Hong Kong and Taiwan	(5,333)	(17,998)	(65,017)
Japan	(2,953)	(10,571)	(353)
Other	2,637	(8,050)	(948)
	(14,619)	(24,238)	(67,237)
Total income tax expense (benefit)
Canada	(9,978)	25,434	(439)
United States	(7,215)	(48,248)	14,333
PRC including Hong Kong and Taiwan	39,289	12,278	(17,661)
Japan	10,276	8,370	23,694
Other	9,694	183	15,917
	42,066	(1,983)	35,844

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2019	2020	2021
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(1)%	4%	3%
Effect of different tax rate on earnings in other jurisdictions	3%	(6)%	9%
Effect of tax holiday	(4)%	(1)%	(3)%
Effect of true-up	(3)%	(13)%	4%
Unrecognized tax provision	—%	—%	(5)%
Change in valuation allowance	(3)%	(14)%	(3)%
Effect of change in tax rate	(1)%	2%	(7)%
Others	2%	—%	—%
	20%	(1)%	25%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2019	2020	2021

	(In Thousands of U.S. Dollars, except per share data)
The aggregate amount	7,956	1,287	4,466
Per share — basic	0.13	0.02	0.07
Per share — diluted	0.13	0.02	0.07

Schedule of components of the deferred tax assets and liabilities

	At December 31,	At December 31,
	2020	2021
	$	$
Deferred tax assets:
Accrued warranty costs	8,699	14,942
Bad debt allowance	3,218	12,175
Inventory write-down	3,121	1,404
Future deductible expenses	24,454	24,910
Depreciation and impairment difference of property, plant and equipment and solar power systems	30,138	24,561
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	406	39
Government subsidies	16,461	39,470
Net operating losses carry-forward	85,850	110,012
Unrealized foreign exchange loss and capital loss	1,221	491
Interest limitation	1,956	10,800
Others	30,958	47,690
Total deferred tax assets, gross	206,482	286,494
Valuation allowance	(50,118)	(45,682)
Total deferred tax assets, net of valuation allowance	156,364	240,812

Deferred tax liabilities:
Derivative assets	996	2,153
Depreciation difference of property, plant and equipment	17,027	27,776
Insurance recoverable	785	32
Unrealized foreign exchange gain	10,746	3,452
Others	5,234	19,046
Total deferred tax liabilities	34,788	52,459
Net deferred tax assets	121,576	188,353
Analysis as:
Deferred tax assets	170,656	236,503
Deferred tax liabilities	(49,080)	(48,150)
Net deferred tax assets	121,576	188,353

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Beginning balance	76,522	70,627	50,118
Additions (reversals)	(6,156)	(21,585)	(4,671)
Foreign exchange effect	261	1,076	235
Ending balance	70,627	50,118	45,682

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2019	2020	2021
	$	$	$
Beginning balance	15,730	10,557	9,628
Addition for tax positions related to the current year	11	—	—
Reductions for tax positions from prior years/Statute of limitations expirations	(5,720)	(1,011)	(3,763)
Foreign exchange effect	536	82	(2)
Ending balance	10,557	9,628	5,863